Income Per Share (Narrative) (Details) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Antidilutive shares excluded from diluted weighted-average shares outstanding	3.9	17.0	7.8	21.6	25.1